Acquisition - Purchase Price Consideration (Detail) - USD ($)	Mar. 07, 2017	Sep. 08, 2015
NeoForce Group, Inc. [Member] | NeoForce, Inc [Member]
Business Acquisition [Line Items]
Cash consideration		$ 1,000,000
Fair value of contingent consideration		153,000
Total purchase price consideration		1,153,000
Net tangible assets acquired		39,377
Other intangible assets, net		718,003
Net Assets Acquired		1,153,000
NeoForce Group, Inc. [Member] | Patents [Member] | NeoForce, Inc [Member]
Business Acquisition [Line Items]
Net intangible assets acquired		135,890
NeoForce Group, Inc. [Member] | Customer Contracts [Member] | NeoForce, Inc [Member]
Business Acquisition [Line Items]
Net intangible assets acquired		$ 259,730
Essentialis, Inc. [Member]
Business Acquisition [Line Items]
Fair value of stock consideration	$ 18,785,926
Fair value of contingent consideration	1,090,125
Total purchase price consideration	19,876,051
Net Assets Acquired	19,876,051
Essentialis, Inc. [Member] | Patents [Member]
Business Acquisition [Line Items]
Patents	$ 19,876,051